Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	£ 5,096	£ 6,388	£ 5,268
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(239)	(59)	(832)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	36	(75)
Fair value movements on cash flow hedges	5	(19)	(20)
Tax on fair value movements on cash flow hedges	(8)	(18)	16
Reclassification of cash flow hedges to income statement	12	54	3
Items that may be subsequently reclassified to income statement	(255)	(6)	(908)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(20)	(34)	(75)
Fair value movements on equity investments	(911)	1,348	372
Tax on fair value movements on equity investments	131	(220)	(95)
Remeasurement gains/(losses) on defined benefit plans	941	(187)	(1,050)
Tax on remeasurement of defined benefit plans	(223)	69	189
Items that will not be reclassified to income statement	(82)	976	(659)
Other comprehensive (expense)/income for the year	(337)	970	(1,567)
Total comprehensive income for the year	4,759	7,358	3,701
Total comprehensive income for the year attributable to:
Shareholders	4,068	6,753	3,153
Non-controlling interests	691	605	548
Total comprehensive income for the year	£ 4,759	£ 7,358	£ 3,701